Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3) (4)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income / (Loss As $ '000s (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$ 1,732,530	$ 1,527,598	$ 1,003,863	$907,815	$ 102	($ 6,321)
2021	$ 1,578,797	$ 936,266	$ 290,241	$ 239,354	$ 55	$ 8,028
(1)	The 2022 awards include (1) both 2021 related grants that were deferred and paid into 2022 and (2) the 2022 related grants paid in 2022. See section “2022 LTIP” for further discussion.
(2)	In his capacity as Chief Executive Officer, Mr. Palmiere is included as our PEO for 2022 and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
(3)	In 2022, the Non-PEO NEOs comprises of Ms. Perry and Mr. Reyes.
(4)	In 2021, the Non-PEO NEOs comprises of Ms. Perry, Mr. Reyes, Mr. Barry Devlin, Mr. Rick Irvin and Ms. Ann Wilkinson. For 2021, Mr. Reyes compensation is prorated based on May 2021 hire date. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
(5)	Represents Company Net Income as disclosed on respective year’s Gold Resource Corporation Annual Report on Form 10-K

Named Executive Officers, Footnote [Text Block]
(2)	In his capacity as Chief Executive Officer, Mr. Palmiere is included as our PEO for 2022 and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
(3)	In 2022, the Non-PEO NEOs comprises of Ms. Perry and Mr. Reyes.
(4)	In 2021, the Non-PEO NEOs comprises of Ms. Perry, Mr. Reyes, Mr. Barry Devlin, Mr. Rick Irvin and Ms. Ann Wilkinson. For 2021, Mr. Reyes compensation is prorated based on May 2021 hire date. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

PEO Total Compensation Amount	$ 1,732,530	$ 1,578,797
PEO Actually Paid Compensation Amount	$ 1,527,598	936,266
Adjustment To PEO Compensation, Footnote [Text Block]

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Palmiere and our other named executive officers (other than the PEO) for each year covered by the Pay Versus Performance Table above (as reported in columns (b) and (d) above, respectively) as compared to the Compensation Actually Paid to Mr. Palmiere and Average Compensation Actually Paid to our other named executive officers (other than the PEO) for each such covered year (as reported in columns (c) and (e) above, respectively). The company named executive officers (other than the PEOs) whose compensation is used to calculate the average amounts in the pay for performance table above for fiscal year 2022 are Ms. Perry and Mr. Reyes and in fiscal year 2021 are Ms. Perry, Mr. Reyes, Mr. Barry Devlin, Mr. Rick Irvin, and Ms. Ann Wilkinson.

		PEO		OTHER NEO AVERAGE
ADJUSTMENTS (1)(2)(3)		2022	2021	2022	2021
Summary Compensation Table Total		$ 1,732,530	$ 1,578,797	$ 1,003,863	$ 290,241
Deduction for amount reported in "Option Awards" column of the Summary Compensation Table	(-)	($ 170,000)	($ 857,000)	($ 85,000)	$ -
Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table	(-)	($ 905,000)	$ -	($ 465,000)	$ -
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+/-)	$ 774,892	$ 214,469	$ 396,918	$ -
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year	(+/-)	$ 103,563	$ -	$ 51,780	$ -
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+/-)	($ 6,600)	$ -	($ 1,289)	($ 37,127)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+/-)	($ 1,787)	$ -	$ 6,543	($ 13,760)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(+/-)	$ -	$ -	$ -	$ -
Compensation Actually Paid		$ 1,527,598	$ 936,266	$907,815	$ 239,354
(1)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock options have a ten (10) year contractual term and vest pro-ratably over three years. The fair value of stock options that become vested within the respective years and the fair value of stock options that were outstanding at the end of each year end period are each determined by multiplying the number of shares to a Black-Scholes calculation model that incorporates assumptions as to expected life of award, closing share price at either vesting date (for shares vested during period) or at year end (for outstanding shares at fiscal year-end date), the award’s respective exercise or strike price, the risk free rate as based on 3 year US Interest Rates for respective share price date, expected dividend yield at time of share price date, and share price volatility based on expected life of award. For option awards that vested in the 2021 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $0.61. For option awards that vested in the 2022 period, the fair market values per share for stock options on the following vest dates are as follows: 8/7/2020 = $0.49; 1/4/2021 = $0.42; 3/21/2022 = $1.06. For option awards that were outstanding at the end of each respective fiscal year end, the fair market values are: December 30, 2022 = $0.35; December 31, 2021 = $0.39; December 31, 2020 = $1.36.
(2)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years. See the Executive Compensation Discussion and Analysis for a description of this award and the rationale. For RSUs that vested in the 2021 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $1.95; 12/29/2020 = $1.95. For RSUs that vested in the 2022 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $1.78; 12/29/2020 = $1.78; 3/21/2022 = $1.79. For RSUs that were outstanding at the end of each respective fiscal year end, the fair market values are: December 30, 2022 = $1.52; December 31, 2021 = $1.55.
(3)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for PSUs represents the sum of changes in fair value during the fiscal year. The PSUs vest pro-ratably over three years with a three-year cliff. See the Executive Compensation Discussion and Analysis for a description of this award and the rationale. No PSUs were awarded, vested or outstanding during and at end of the fiscal year 2021. For PSUs that were awarded on 3/21/2022 and 6/22/2022 and thereby outstanding at the end of each respective fiscal year end, the fair market values are: 3/21/2022 = $1.59; 6/22/2022 = $1.86.

Non-PEO NEO Average Total Compensation Amount	$ 1,003,863	290,241
Non-PEO NEO Average Compensation Actually Paid Amount	$ 907,815	239,354
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Palmiere and our other named executive officers (other than the PEO) for each year covered by the Pay Versus Performance Table above (as reported in columns (b) and (d) above, respectively) as compared to the Compensation Actually Paid to Mr. Palmiere and Average Compensation Actually Paid to our other named executive officers (other than the PEO) for each such covered year (as reported in columns (c) and (e) above, respectively). The company named executive officers (other than the PEOs) whose compensation is used to calculate the average amounts in the pay for performance table above for fiscal year 2022 are Ms. Perry and Mr. Reyes and in fiscal year 2021 are Ms. Perry, Mr. Reyes, Mr. Barry Devlin, Mr. Rick Irvin, and Ms. Ann Wilkinson.

		PEO		OTHER NEO AVERAGE
ADJUSTMENTS (1)(2)(3)		2022	2021	2022	2021
Summary Compensation Table Total		$ 1,732,530	$ 1,578,797	$ 1,003,863	$ 290,241
Deduction for amount reported in "Option Awards" column of the Summary Compensation Table	(-)	($ 170,000)	($ 857,000)	($ 85,000)	$ -
Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table	(-)	($ 905,000)	$ -	($ 465,000)	$ -
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+/-)	$ 774,892	$ 214,469	$ 396,918	$ -
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year	(+/-)	$ 103,563	$ -	$ 51,780	$ -
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+/-)	($ 6,600)	$ -	($ 1,289)	($ 37,127)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+/-)	($ 1,787)	$ -	$ 6,543	($ 13,760)
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(+/-)	$ -	$ -	$ -	$ -
Compensation Actually Paid		$ 1,527,598	$ 936,266	$907,815	$ 239,354
(1)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock options have a ten (10) year contractual term and vest pro-ratably over three years. The fair value of stock options that become vested within the respective years and the fair value of stock options that were outstanding at the end of each year end period are each determined by multiplying the number of shares to a Black-Scholes calculation model that incorporates assumptions as to expected life of award, closing share price at either vesting date (for shares vested during period) or at year end (for outstanding shares at fiscal year-end date), the award’s respective exercise or strike price, the risk free rate as based on 3 year US Interest Rates for respective share price date, expected dividend yield at time of share price date, and share price volatility based on expected life of award. For option awards that vested in the 2021 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $0.61. For option awards that vested in the 2022 period, the fair market values per share for stock options on the following vest dates are as follows: 8/7/2020 = $0.49; 1/4/2021 = $0.42; 3/21/2022 = $1.06. For option awards that were outstanding at the end of each respective fiscal year end, the fair market values are: December 30, 2022 = $0.35; December 31, 2021 = $0.39; December 31, 2020 = $1.36.
(2)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years. See the Executive Compensation Discussion and Analysis for a description of this award and the rationale. For RSUs that vested in the 2021 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $1.95; 12/29/2020 = $1.95. For RSUs that vested in the 2022 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $1.78; 12/29/2020 = $1.78; 3/21/2022 = $1.79. For RSUs that were outstanding at the end of each respective fiscal year end, the fair market values are: December 30, 2022 = $1.52; December 31, 2021 = $1.55.
(3)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for PSUs represents the sum of changes in fair value during the fiscal year. The PSUs vest pro-ratably over three years with a three-year cliff. See the Executive Compensation Discussion and Analysis for a description of this award and the rationale. No PSUs were awarded, vested or outstanding during and at end of the fiscal year 2021. For PSUs that were awarded on 3/21/2022 and 6/22/2022 and thereby outstanding at the end of each respective fiscal year end, the fair market values are: 3/21/2022 = $1.59; 6/22/2022 = $1.86.

Total Shareholder Return Amount	$ 102	55
Net Income (Loss)	$ (6,321,000)	8,028,000
PEO Name	Mr. Palmiere
PEO [Member] | Deduction for amount reported in "Option Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (170,000)	(857,000)
PEO [Member] | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(905,000)
PEO [Member] | Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	774,892	214,469
PEO [Member] | Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,563
PEO [Member] | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,600)
PEO [Member] | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,787)
Non-PEO NEO [Member] | Deduction for amount reported in "Option Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(85,000)
Non-PEO NEO [Member] | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(465,000)
Non-PEO NEO [Member] | Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	396,918
Non-PEO NEO [Member] | Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	51,780
Non-PEO NEO [Member] | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,289)	(37,127)
Non-PEO NEO [Member] | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,543	$ (13,760)